RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Former CEO, Panagiotis N. Lazaretos [Member]
Due to related party		$ 0	$ 9,487
Former Chief Financial Officer, Helen V. Maridakis [Member]
Due to related party		0	10,067
Former Chief Operating Officer, Nikolaos Ioannou [Member]
Due to related party		0	10,378
CEO, Kent Wilson [Member]
Amortization of debt discount		3,927	0
Net proceeds	$ 40,500
Original issue discount	$ 13,500
Note bears interest	18.00%
Due to related party		43,631	0
Promissory note amount	$ 54,000
Note payable	$ 13,500
COO, Jeffrey Hail [Member]
Due to related party		$ 61,923	$ 0